TCW FUNDS, INC.

TCW White Oak Emerging Markets Equity Fund (the “Fund”)

(Class I: TWOEX; Class N: TWEMX)

Supplement dated August 15, 2025 to the

Statement of Additional Information

dated February 18, 2025, as supplemented (“SAI”)

For current and prospective investors in the Fund.

Effective as of August 15, 2025, Hiren Dasani will serve as a portfolio manager for the Fund.

Therefore, effective as of August 15, 2025, the disclosure under the heading “PORTFOLIO MANAGEMENT—Ownership of Securities and Other Accounts Managed” on page 40-41 of the SAI is deleted in its entirety and replaced with the following.

Ownership of Securities and Other Managed Accounts

The table below sets forth certain information, as of January 31, 2025, regarding other accounts for which the portfolio managers are jointly responsible for portfolio management activity. For the portfolio managers listed below, the total number of accounts managed is a reflection of accounts within the strategy they oversee, manage or are otherwise involved with, as well as accounts that participate in the sector they manage. Total assets in the table are in millions.

Prashant Khemka

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	7	$3,301	3	$929
Other Accounts	5	$2,234	5	$2,234

Manoj Garg

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	6	$3,251	2	$879
Other Accounts	5	$2,234	5	$2,234

Wen Loong Lim

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	3	$304	1	$50
Other Accounts	0	$0	0	$0

Hiren Dasani1

Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets with Performance- Based Advisory Fee (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

[1]	Information for Mr. Dasani is provided as of August 15, 2025.

The following table sets forth the dollar range of securities of the Fund beneficially owned by each portfolio manager of the Fund as of January 31, 2025. Certain portfolio managers invest in their investment strategy through investment vehicles other than the Fund.

Dollar Range of Fund Shares Beneficially Owned

TCW White Oak Emerging Markets Equity Fund
Prashant Khemka	None
Manoj Garg	None
Wen Loong Lim	None
Hiren Dasani[1]	None

[1]	Information for Mr. Dasani is provided as of August 15, 2025.

Please retain this Supplement for future reference.